Other Current Assets - Additional Information (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2024 USD ($) Aircraft
Other Current Assets [Line Items]
Deregistered aircrafts | Aircraft	54
Impairment provision | $	$ 10,047